OPERATING SEGMENTS - Information about Profit and Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenue	$ 1,803.8	$ 1,787.7
Cost of sales excluding depletion, depreciation and amortization	(1,042.4)	(1,029.0)
Gross margin excluding depletion, depreciation and amortization	761.4	758.7
Depletion, depreciation and amortization	(426.8)	(462.3)
Impairment of mining properties (Note 11)	(256.9)	(711.3)
Mine operating earnings/(loss)	77.7	(414.9)
Other expenses	(395.7)	(200.8)
Loss before taxes	(318.0)	(615.7)
Income tax recovery	113.9	324.9
Net loss from continuing operations	(204.1)	(290.8)
Net loss from discontinued operations	0.0	(17.5)
Net loss	(204.1)	(308.3)
General and administrative expense	113.6	100.2
Expense arising from exploration for and evaluation of mineral resources	21.2	14.9
Finance income (cost)	(137.7)	(142.2)
Other expense, by function	23.6	39.7
Impairment /(reversal) of non-operating mining properties (Note 11)	99.6	(96.2)
Brio Gold
Disclosure of products and services [line items]
Revenue	218.8	236.2
Cost of sales excluding depletion, depreciation and amortization	(154.0)	(142.4)
Gross margin excluding depletion, depreciation and amortization	64.8	93.8
Depletion, depreciation and amortization	(42.5)	(67.1)
Impairment of mining properties (Note 11)	0.0	(110.8)
Mine operating earnings/(loss)	22.3	(84.1)
Operating segments
Disclosure of products and services [line items]
Revenue	1,585.0	1,551.5
Cost of sales excluding depletion, depreciation and amortization	(888.4)	(886.6)
Gross margin excluding depletion, depreciation and amortization	696.6	664.9
Depletion, depreciation and amortization	(384.3)	(395.2)
Impairment of mining properties (Note 11)	(256.9)	(600.5)
Mine operating earnings/(loss)	55.4	(330.8)
Operating segments | Chapada
Disclosure of products and services [line items]
Revenue	425.4	317.0
Cost of sales excluding depletion, depreciation and amortization	(215.3)	(201.5)
Gross margin excluding depletion, depreciation and amortization	210.1	115.5
Depletion, depreciation and amortization	(38.1)	(45.9)
Impairment of mining properties (Note 11)	0.0	0.0
Mine operating earnings/(loss)	172.0	69.6
Operating segments | El Peñón
Disclosure of products and services [line items]
Revenue	274.0	380.8
Cost of sales excluding depletion, depreciation and amortization	(165.2)	(204.1)
Gross margin excluding depletion, depreciation and amortization	108.8	176.7
Depletion, depreciation and amortization	(70.2)	(105.7)
Impairment of mining properties (Note 11)	0.0	(600.5)
Mine operating earnings/(loss)	38.6	(529.5)
Operating segments | Canadian Malartic
Disclosure of products and services [line items]
Revenue	403.1	366.8
Cost of sales excluding depletion, depreciation and amortization	(186.0)	(179.0)
Gross margin excluding depletion, depreciation and amortization	217.1	187.8
Depletion, depreciation and amortization	(129.4)	(121.3)
Impairment of mining properties (Note 11)	0.0	0.0
Mine operating earnings/(loss)	87.7	66.5
Operating segments | Jacobina Mineração e Comércio Ltda.
Disclosure of products and services [line items]
Revenue	170.8	145.5
Cost of sales excluding depletion, depreciation and amortization	(98.6)	(86.8)
Gross margin excluding depletion, depreciation and amortization	72.2	58.7
Depletion, depreciation and amortization	(44.8)	(39.9)
Impairment of mining properties (Note 11)	0.0	0.0
Mine operating earnings/(loss)	27.4	18.8
Operating segments | Minera Florida
Disclosure of products and services [line items]
Revenue	123.1	135.5
Cost of sales excluding depletion, depreciation and amortization	(79.5)	(79.2)
Gross margin excluding depletion, depreciation and amortization	43.6	56.3
Depletion, depreciation and amortization	(40.5)	(33.7)
Impairment of mining properties (Note 11)	0.0	0.0
Mine operating earnings/(loss)	3.1	22.6
Operating segments | Gualcamayo
Disclosure of products and services [line items]
Revenue	188.6	205.9
Cost of sales excluding depletion, depreciation and amortization	(143.8)	(136.0)
Gross margin excluding depletion, depreciation and amortization	44.8	69.9
Depletion, depreciation and amortization	(53.7)	(39.6)
Impairment of mining properties (Note 11)	(256.9)	0.0
Mine operating earnings/(loss)	(265.8)	30.3
Operating segments | Corporate and other
Disclosure of products and services [line items]
Revenue	0.0	0.0
Cost of sales excluding depletion, depreciation and amortization	0.0	0.0
Gross margin excluding depletion, depreciation and amortization	0.0	0.0
Depletion, depreciation and amortization	(7.6)	(9.1)
Impairment of mining properties (Note 11)	0.0	0.0
Mine operating earnings/(loss)	(7.6)	(9.1)
Gold
Disclosure of products and services [line items]
Revenue	1,433.9	1,473.5
Silver Ore
Disclosure of products and services [line items]
Revenue	86.1	112.7
Copper Ore
Disclosure of products and services [line items]
Revenue	$ 283.8	$ 201.5